NET INCOME (LOSS) PER SHARE (Computation of Basic and Diluted Net Loss Per Share) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net income (loss) per share:
Net income (loss)	$ 179	$ (6,340)	$ (5,200)
Total weighted average number of shares outstanding used in computing:
Basic net income (loss) per share	34,745	36,416	36,703
Diluted net income (loss) per share	34,945	36,416	36,703
Basic net income (loss) per share	$ 0.01	$ (0.17)	$ (0.14)
Diluted net income (loss) per share	$ 0.01	$ (0.17)	$ (0.14)